Schedule of Changes in Patents, Trademark Rights (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 2,313	$ 1,941	$ 1,941
Acquisitions	419		585
Abandonments	(46)		(14)
Accumulated Amortization	(154)	$ (150)	(199)	$ (218)
Ending balance	$ 2,532		$ 2,313	$ 1,941